SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Inventory reserve
Allowance for bad debts and returns
Accrued expenses	40,448	(19,301)
Asset valuation reserve
Net operating loss carry forward - estimated	5,508,297	5,396,883
Other
Total deferred tax assets	5,548,745	5,377,582
Valuation allowance.	(5,548,745)	(5,377,582)
Deferred tax liabilities
Deferred state taxes
Total deferred tax liabilities
Net deferred tax assets